INCOME TAX EXPENSE AND DEFERRED TAXES	12 Months Ended
Dec. 31, 2019
INCOME TAX EXPENSE AND DEFERRED TAXES
INCOME TAX EXPENSE AND DEFERRED TAXES

10 – INCOME TAX EXPENSE AND DEFERRED TAXES

10.1        Income tax expense

The current and deferred income tax expenses are detailed as follows:

Details	12.31.2019	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$
Current income tax expense	35,439,707	38,313,980	40,183,261
Current tax adjustment previous period	713,992	312,403	137,455
Withholding tax expense foreign subsidiaries	4,534,145	7,364,213	6,730,031
Other current tax expense (income)	(425,958)	474,105	(5,733)
Current income tax expense	40,261,886	46,464,701	47,045,014
Expense (income) for the creation and reversal of temporary differences of deferred tax and others	20,905,005	9,100,154	4,752,620
Expense (income) for deferred taxes	20,905,005	9,100,154	4,752,620
Total income tax expense	61,166,891	55,564,855	51,797,634

The distribution of national and foreign tax expenditure is as follows:

Income taxes	12.31.2019	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$
Current taxes
Foreign	(24,315,576)	(24,442,984)	(30,258,395)
National	(15,946,310)	(22,021,717)	(16,786,619)
Current tax expense	(40,261,886)	(46,464,701)	(47,045,014)

Deferred taxes
Foreign	(24,012,798)	(9,121,332)	(4,667,982)
National	3,107,793	21,178	(84,638)
Deferred tax expense	(20,905,005)	(9,100,154)	(4,752,620)
Income tax expense	(61,166,891)	(55,564,855)	(51,797,634)

The reconciliation of the tax expense using the statutory rate with the tax expense using the effective rate is as follows:

Reconciliation of effective rate	12.31.2019	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$
Net income before taxes	236,413,116	153,015,601	170,798,359
Tax expense at legal rate (27.0%)	(63,831,541)	(41,314,212)	(43,553,581)
Effect of a different tax rate in other jurisdictions	(3,471,705)	967,671	(4,971,103)

Permanent differences:
Non-taxable revenues	9,507,807	12,522,541	9,645,068
Non-deductible expenses	(4,664,045)	(11,141,237)	(4,020,729)
Reversal of tax provision	(3,316,278)	(295,632)	125,021
Effect of monetary tax restatement Chilean companies	5,199,589	2,566,163	(1,465,753)
Foreign subsidiaries tax withholding expense and other legal tax debits and credits	(590,718)	(18,870,149)	(7,556,557)
Adjustments to tax expense	6,136,355	(15,218,314)	(3,272,950)

Tax expense at effective rate	(61,166,891)	(55,564,855)	(51,797,634)
Effective rate	25.9%	36.3%	30.6%

The applicable income tax rates in each of the jurisdictions where the Company operates are the following:

	Rate
Country	2019	2018	2017
Chile	27.0%	27.0%	25.5%
Brazil	34.0%	34.0%	34.0%
Argentina	30.0%	30.0%	35.0%
Paraguay	10.0%	10.0%	10.0%

10.2        Deferred income taxes

The net cumulative balances of temporary differences that give rise to deferred tax assets and liabilities are detailed as follows:

	12.31.2019		12.31.2018
Temporary differences	Assets	Liabilities	Assets	Liabilities
	ThCh$	ThCh$	ThCh$	ThCh$
Property, plant and equipment	5,445,810	51,414,971	5,420,447	46,181,359
Obsolescence provision	1,588,563	—	910,076	112,359
ICMS exclusion credit	—	25,651,794	—	—
Employee benefits	5,418,561	12,157	5,169,161	131,829
Post-employment benefits	148,853	787,576	90,941	1,014,354
Tax loss carry forwards (1)	7,607,813	—	9,137,392	—
Tax goodwill Brazil	10,341,033	—	18,836,838	—
Contingency provision	34,109,458	—	26,796,262	—
Foreign Exchange differences (2)	9,284,450	—	13,083,953	—
Allowance for doubtful accounts	756,895	—	1,262,977	—
Coca-Cola incentives (Argentina)	—	—	352,061	—
Assets and liabilities for placement of bonds	390,163	1,187,649	—	1,327,727
Lease liabilities	2,242,439	—	1,328,320	—
Inventories	447,192	—	347,470	—
Distribution rights	—	163,107,412	—	173,273,994
Others	—	3,705,078	—	5,940,224
Subtotal	77,781,230	245,866,637	82,735,898	227,981,846
Total assets and liabilities net	1,364,340	169,449,747	—	145,245,948
(1)	Tax losses mainly associated with the subsidiary Embotelladora Andina Chile S.A. In Chile tax losses have no expiration date
(2)

Corresponds to deffered taxes for exchange rate differences generated on the translation of debt expressed in foreign currency in the subsidiary Rio de Janeiro Refrescos Ltda. and which for tax purposes are recognized in Brazil when incurred.

The movement in deferred income tax accounts is as follows:

Movement	12.31.2019	12.31.2018	12.31.2017
	ThCh$	ThCh$	ThCh$
Opening Balance	145,245,948	121,991,585	125,608,802
Increase (decrease) in deferred tax	20,905,005	11,303,016	(3,417,011)
Increase (decrease) due to foreign currency translation (*)	1,934,454	11,951,347	(200,206)
Total movements	22,839,459	23,254,363	(3,617,217)
Ending balance	168,085,407	145,245,948	121,991,585
(1)	(*) Includes IAS 29 effect, due to inflation in Argentina